PROPERTY, PLANT AND EQUIPMENT - Schedule of capitalized interest costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Average rate of capitalization of capitalized interest costs	6.72%	10.77%	10.66%
Costs of capitalized interest	$ 29,627	$ 27,506	$ 10,136